Earnings per share - Summary of Amounts Used to Calculate Basic and Diluted Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Profit attributable to shareholders of the Parent Company	€ 43,083	€ 25,085
Weighted average number of shares for basic earnings per share (in shares)	253,023,790	250,630,556
Weighted average number of shares for diluted earnings per share (in shares)	255,528,012	253,198,913
Basic earnings per share (in EUR per share)	€ 0.17	€ 0.10
Diluted earnings per share (in EUR per share)	€ 0.17	€ 0.10
Long Term Incentive Awards
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	1,571,887	1,511,264
CEO share awards
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	751,622	920,879
Non-Executive Directors Remuneration
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	180,713	136,214